Summary of Significant Accounting Policies (Details) - Schedule of revenue recognition by product line - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Schedule Of Revenue Recognition By Product Line Abstract
Sale of products	$ 10,201	$ 12,351	$ 9,168
Maintenance service income	41	14
Total revenue recognition	$ 10,242	$ 12,365	$ 9,168